Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 2,096,847	$ 2,060,514
Work-in-progress	1,910,478	1,745,523
Finished goods	915,839	1,367,421
Inventories, net	$ 4,923,164	$ 5,173,458